Share Based Payment Arrangements - Schedule of Deferred Share Unit Plan for Board Members (Details) - Deferred Share Unit - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Deferred Share Unit Plan for Board Members [line items]
Balance, beginning of year	306,554	373,926
Paid	0	(71,709)
Dividends paid in units	3,574	4,337
Balance, end of year	310,128	306,554